ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2022 Fair Value
	Investments in Securities – 128.24%
	Common Stocks – 120.80%
	Argentina – 1.82%
	E-Commerce / Services – 1.82%
211,997	MercadoLibre Inc * (a)	$135,014,529

	Total Argentina (cost $156,550,535)	$135,014,529

	Australia – 1.18%
	Enterprise Software / Services – 1.18%
466,579	Atlassian Corp PLC, Class A * (a)	87,436,905

	Total Australia (cost $100,858,628)	$87,436,905

	Brazil – 0.52%
	Finance - Investment Banker / Broker – 0.52%
2,138,278	XP Inc, Class A *	38,403,473

	Total Brazil (cost $60,545,790)	$38,403,473

	Canada – 0.95%
	Internet Application Software – 0.95%
2,241,240	Shopify Inc, Class A * (a)	70,016,338

	Total Canada (cost $105,318,554)	$70,016,338

	China – 9.41%
	E-Commerce / Products – 2.81%
333,908	Alibaba Group Holding Ltd ADR *	37,958,661
2,070,154	JD.com Inc ADR	132,945,290
597,609	Pinduoduo Inc ADR *	36,932,236

		207,836,187

	Enterprise Software / Services – 0.33%
15,104,903	Ming Yuan Cloud Group Holdings Ltd	24,177,238

	Entertainment Software – 1.24%
984,794	NetEase Inc ADR	91,940,368

	Real Estate Management / Services – 1.15%
4,739,954	KE Holdings Inc ADR *	85,082,174

	Schools – 0.95%
3,470,342	New Oriental Education & Technology Group Inc ADR *	70,656,163

	Transport - Services – 0.86%
7,013,581	Full Truck Alliance Co Ltd ADR *	63,543,044

	Web Portals / ISP – 2.07%
1,032,590	Baidu Inc ADR *	153,577,111

	Total China (cost $670,513,234)	$696,812,285

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	France – 7.41%
	Aerospace / Defense - Equipment – 5.49%
2,512,299	Airbus SE	$242,818,352
1,663,577	Safran SA	163,848,767

		406,667,119

	Apparel Manufacturers – 0.45%
64,320	Kering SA	32,955,963

	Entertainment Software – 0.21%
352,470	Ubisoft Entertainment SA *	15,439,721

	Textile - Apparel – 1.26%
153,973	LVMH Moet Hennessy Louis Vuitton SE	93,636,873

	Total France (cost $654,885,242)	$548,699,676

	Germany – 1.99%
	Aerospace / Defense – 0.87%
355,990	MTU Aero Engines AG	64,645,885

	Athletic Footwear – 1.12%
467,895	adidas AG	82,550,781

	Total Germany (cost $187,661,898)	$147,196,666

	Hong Kong – 0.79%
	Casino Hotels – 0.79%
9,775,000	Galaxy Entertainment Group Ltd	58,299,084

	Total Hong Kong (cost $53,390,449)	$58,299,084

	Israel – 0.14%
	Applications Software – 0.14%
489,046	JFrog Ltd *	10,304,199

	Total Israel (cost $24,465,874)	$10,304,199

	Japan – 4.02%
	Audio / Video Products – 3.17%
2,874,800	Sony Group Corp	234,779,037

	Finance - Other Services – 0.37%
1,881,627	Japan Exchange Group Inc	27,118,808

	Web Portals / ISP – 0.48%
12,212,045	Z Holdings Corp	35,632,510

	Total Japan (cost $273,403,706)	$297,530,355

	Netherlands – 2.15%
	Semiconductor Equipment – 2.15%
334,925	ASML Holding NV	159,384,109

	Total Singapore (cost $178,905,863)	$159,384,109

	Singapore – 0.47%
	E-Commerce / Products – 0.47%
519,869	Sea Ltd ADR *	34,758,441

	Total Singapore (cost $15,800,728)	$34,758,441

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	Taiwan – 2.10%
	Semiconductor Components - Integrated Circuits – 2.10%
1,902,871	Taiwan Semiconductor Manufacturing Co Ltd ADR	$155,559,704

	Total Taiwan (cost $145,392,012)	$155,559,704

	United States – 87.63%
	Aerospace / Defense – 1.45%
200,602	TransDigm Group Inc * (a)	107,657,075

	Applications Software – 5.17%
690,538	Confluent Inc, Class A *	16,048,103
376,324	Elastic NV *	25,465,845
436,807	Five9 Inc *	39,810,590
817,086	Microsoft Corp (a)	209,852,197
130,099	Procore Technologies Inc *	5,905,194
502,037	PTC Inc *	53,386,615
1,033,570	Smartsheet Inc, Class A *	32,485,105

		382,953,649

	Athletic Equipment – 0.26%
2,118,706	Peloton Interactive Inc, Class A *	19,449,721

	Building Products - Cement / Aggregate – 1.89%
232,300	Martin Marietta Materials Inc (a)	69,513,452
494,178	Vulcan Materials Co (a)	70,222,694

		139,736,146

	Coatings / Paint – 1.32%
435,936	Sherwin-Williams Co (a)	97,610,430

	Commercial Services - Finance – 2.46%
446,415	Global Payments Inc	49,391,356
211,426	S&P Global Inc	71,263,248
766,776	TransUnion (a)	61,334,412

		181,989,016

	Commercial Services – 0.24%
47,565	Cintas Corp (a)	17,766,954

	Communications Software – 1.71%
1,023,227	Avaya Holdings Corp *	2,292,028
1,740,149	RingCentral Inc, Class A * (a)	90,940,187
308,597	Zoom Video Communications Inc, Class A *	33,319,218

		126,551,433

	Computer Aided Design – 7.81%
99,032	Altair Engineering Inc, Class A *	5,199,180
1,701,672	Cadence Design Systems Inc * (a)	255,301,850
1,045,351	Synopsys Inc * (a)	317,473,099

		577,974,129

	Computer Software – 1.87%
726,823	Dynatrace Inc *	28,665,899
834,525	Twilio Inc, Class A *	69,941,540
1,192,172	ZoomInfo Technologies Inc, Class A *	39,627,797

		138,235,236

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Products – 3.11%
2,170,180	Amazon.com Inc * (a)	$230,494,818

	E-Commerce / Services – 4.01%
795,514	DoorDash Inc, Class A *	51,048,133
1,019,312	Expedia Group Inc * (a)	96,661,357
2,765,518	Lyft Inc, Class A *	36,726,079
2,301,685	Marqeta Inc, Class A *	18,666,665
3,940,063	Uber Technologies Inc *	80,613,689
405,355	Zillow Group Inc, Class C *	12,870,021

		296,585,944

	Energy - Alternate Sources – 0.04%
383,646	Stem Inc *	2,746,905

	Enterprise Software / Services – 4.83%
1,361,963	Alteryx Inc, Class A * (a)	65,946,248
493,472	Avalara Inc *	34,839,123
456,141	Coupa Software Inc *	26,045,651
2,483,320	Qualtrics International Inc, Class A *	31,066,333
1,872,705	SS&C Technologies Holdings Inc	108,747,979
4,997,503	UiPath Inc, Class A *	90,904,580

		357,549,914

	Finance - Credit Card – 6.30%
297,311	American Express Co	41,213,251
626,034	Mastercard Inc, Class A (a)	197,501,206
1,158,523	Visa Inc, Class A (a)	228,101,594

		466,816,051

	Finance - Other Services – 1.61%
1,271,429	Intercontinental Exchange Inc	119,565,183

	Growth & Income - Large Cap – 3.69%
724,999	SPDR S&P 500 ETF Trust	273,505,873

	Hotels & Motels – 1.10%
488,522	Hilton Worldwide Holdings Inc	54,440,892
197,211	Marriott International Inc, Class A	26,822,668

		81,263,560

	Human Resources – 0.58%
245,099	Paylocity Holding Corp * (a)	42,750,168

	Internet Content - Entertainment – 4.29%
1,969,297	Meta Platforms Inc, Class A * (a)	317,549,141

	Medical Information Systems – 0.18%
492,418	Schrodinger Inc *	13,004,759

	Medical Labs & Testing Services – 0.56%
385,993	Catalent Inc *	41,413,189

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics – 3.30%
1,240,160	Akero Therapeutics Inc *	$11,719,512
1,367,932	Allovir Inc *	5,334,935
382,045	Avidity Biosciences Inc *	5,551,114
592,566	BioCryst Pharmaceuticals Inc *	6,269,348
573,096	Blueprint Medicines Corp *	28,947,079
430,931	Caribou Biosciences Inc *	2,339,955
601,549	Cerevel Therapeutics Holdings Inc *	15,904,956
1,239,177	Certara Inc *	26,592,738
505,918	IGM Biosciences Inc *	9,121,702
494,504	Keros Therapeutics Inc *	13,663,146
595,294	Sarepta Therapeutics Inc * (a)	44,623,238
865,458	TG Therapeutics Inc *	3,678,197
1,179,146	Ultragenyx Pharmaceutical Inc * (a)	70,347,850

		244,093,770

	Medical - Drugs – 0.25%
1,050,914	ORIC Pharmaceuticals Inc *	4,708,095
736,968	PMV Pharmaceuticals Inc *	10,501,794
747,012	Rhythm Pharmaceuticals Inc *	3,100,100

		18,309,989

	Metal Processors & Fabrication – 0.11%
232,062	Xometry Inc, Class A *	7,873,864

	Private Equity – 0.44%
709,016	KKR & Co Inc	32,820,351

	REITS - Diversified – 3.85%
578,946	American Tower Corp (a)	147,972,808
208,981	Equinix Inc (a)	137,304,697

		285,277,505

	Retail - Apparel / Shoes – 1.40%
401,825	Burlington Stores Inc * (a)	54,740,620
696,172	Ross Stores Inc	48,892,160

		103,632,780

	Retail - Building Products – 1.37%
581,460	Lowe’s Cos Inc (a)	101,563,618

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Major Department Store – 2.06%
2,733,463	TJX Companies Inc	$152,663,909

	Retail - Restaurants – 2.67%
108,795	Chipotle Mexican Grill Inc * (a)	142,223,352
490,963	Yum! Brands Inc (a)	55,729,210

		197,952,562

	Sector Fund - Technology – 2.71%
717,132	Invesco QQQ Trust Series 1	200,997,757

	Semiconductor Components - Integrated Circuits – 6.49%
1,487,950	Analog Devices Inc (a)	217,374,616
2,061,774	QUALCOMM Inc (a)	263,371,011

		480,745,627

	Semiconductor Equipment – 8.50%
834,022	KLA Corp (a)	266,119,740
549,910	Lam Research Corp (a)	234,344,147
1,436,669	Teradyne Inc (a)	128,653,709

		629,117,596

	Total United States (cost $6,517,001,874)	$6,488,218,622

	Uruguay – 0.22%
	Commercial Services - Finance – 0.22%
626,883	Dlocal Ltd *	16,455,678

	Total Uruguay (cost $17,210,873)	$16,455,678

	Total Common Stock (cost $9,161,905,260)	$8,944,090,064

	Short-Term Securities – 7.44%
	United States – 7.44%
550,554,387	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 1.00% (a) (b)	$550,554,387

	Total United States (cost $550,554,387)	$550,554,387

	Total Short-Term Securities (cost $550,554,387)	$550,554,387

	Total Investments in Securities (cost $9,712,459,647) - 128.24%	$9,494,644,451

	Other Liabilities in Excess of Assets - (28.24%)	(2,090,874,766)

	Net Assets - 100.00%	$7,403,769,685

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.

(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2022. $ 547,891,904 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.

*	Non-income producing security.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

SPDR	Standard & Poor’s Depositary Receipts

REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2022 Percentage of Net Assets (%)
Aerospace / Defense	2.32
Aerospace / Defense - Equipment	5.49
Apparel Manufacturers	0.45
Applications Software	5.31
Athletic Equipment	0.26
Athletic Footwear	1.12
Audio / Video Products	3.17
Building Products - Cement / Aggregate	1.89
Casino Hotels	0.79
Coatings / Paint	1.32
Commercial Services - Finance	2.68
Commercial Services	0.24
Communications Software	1.71
Computer Aided Design	7.81
Computer Software	1.87
E-Commerce / Products	6.39
E-Commerce / Services	5.83
Energy - Alternate Sources	0.04
Enterprise Software / Services	6.34
Entertainment Software	1.45
Finance - Credit Card	6.30
Finance - Investment Banker / Broker	0.52
Finance - Other Services	1.98
Growth & Income - Large Cap	3.69

Investments in Securities - By Industry	June 30, 2022 Percentage of Net Assets (%)
Hotels & Motels	1.10
Human Resources	0.58
Internet Application Software	0.95
Internet Content - Entertainment	4.29
Medical Information Systems	0.18
Medical Labs & Testing Services	0.56
Medical - Biomedical / Genetics	3.30
Medical - Drugs	0.25
Metal Processors & Fabrication	0.11
Private Equity	0.44
Real Estate Management / Services	1.15
REITS - Diversified	3.85
Retail - Apparel / Shoes	1.40
Retail - Building Products	1.37
Retail - Major Department Store	2.06
Retail - Restaurants	2.67
Schools	0.95
Sector Fund - Technology	2.71
Semiconductor Components - Integrated Circuits	8.59
Semiconductor Equipment	10.65
Short-Term Securities	7.44
Textile - Apparel	1.26
Transport - Services	0.86
Web Portals / ISP	2.55

Total Investments in Securities	128.24%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2022 Fair Value
		Purchased Options – 14.80%
		Equity Options – 14.47%
		Equity Call Options – 6.14%
		China – 1.62%
		E-Commerce / Products – 1.62%
$ 69,139,000	9,877	Alibaba Group Holding Ltd ADR, 9/16/2022, $70.00	$44,298,345
45,505,962	9,837	JD.com Inc ADR, 9/16/2022, $46.26	19,132,965
69,545,000	19,870	Pinduoduo Inc ADR, 10/21/2022, $35.00	56,132,750

		Total China (cost $59,527,016)	$119,564,060

		Taiwan – 0.03%
		Semiconductor Components - Integrated Circuits – 0.03%
65,340,000	7,260	Taiwan Semiconductor Manufacturing Co Ltd ADR, 8/19/2022, $90.00	1,059,960
15,904,000	1,988	Taiwan Semiconductor Manufacturing Co Ltd ADR, 10/21/2022, $80.00	1,510,880

		Total Taiwan (cost $12,623,034)	$2,570,840

		United States – 4.49%
		Athletic Footwear – 0.00%
64,636,000	4,972	NIKE Inc, Class B, 9/16/2022, $130.00	253,572

		Auto - Cars / Light Trucks – 0.39%
258,090,000	3,687	Tesla Inc, 9/16/2022, $700.00	28,777,035

		Beverages - Non-alcoholic – 0.07%
59,610,000	9,935	Coca-Cola Co, 11/18/2022, $60.00	5,265,550

		Commercial Services - Finance – 0.05%
45,482,250	4,917	PayPal Holdings Inc, 9/16/2022, $92.50	821,139
36,018,000	4,968	Block Inc, 9/16/2022, $72.50	2,633,040

			3,454,179

		Communications Software – 0.71%
29,568,000	4,928	RingCentral Inc, Class A, 9/16/2022, $60.00	2,119,040
147,781,000	17,386	Zoom Video Communications Inc, Class A, 9/16/2022, $85.00	50,419,400

			52,538,440

		Data Processing / Management – 0.10%
59,604,000	9,934	DocuSign Inc, 9/16/2022, $60.00	7,549,840

		E-Commerce / Products – 0.37%
210,330,000	22,140	Amazon.com Inc, 9/16/2022, $95.00	27,785,700

		E-Commerce / Services – 0.24%
163,370,000	961	Booking Holdings Inc, 9/16/2022, $1,700.00	17,826,550

		Electronic Components - Semiconductors – 0.14%
68,845,000	9,835	Advanced Micro Devices Inc, 8/19/2022, $70.00	10,523,450

		Electronic Forms – 0.12%
191,763,000	4,917	Adobe Inc, 9/16/2022, $390.00	9,219,375

		Enterprise Software / Services – 0.08%
79,513,500	4,819	Salesforce Inc, 8/19/2022, $165.00	5,276,805
198,700,000	9,935	Workday Inc, Class A, 9/16/2022, $200.00	596,100

			5,872,905

		Finance - Credit Card – 0.16%
172,074,000	12,291	American Express Co, 9/16/2022, $140.00	11,922,270

		Finance - Other Services – 0.06%
10,600,000	2,650	Coinbase Global Inc, 12/16/2022, $40.00	4,478,500

		Hotels & Motels – 0.01%
154,375,000	12,350	Hilton Worldwide Holdings Inc, 7/15/2022, $125.00	432,250
73,760,000	4,610	Marriott International Inc, Class A, 7/15/2022, $160.00	23,050

			455,300

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2022 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Internet Content – Entertainment – 0.19%
$ 177,048,000	9,836	Meta Platforms Inc, Class A, 8/19/2022, $180.00		$7,229,460
211,474,000	9,836	Meta Platforms Inc, Class A, 8/19/2022, $215.00		1,593,432
99,100,000	4,955	Meta Platforms Inc, Class A, 11/18/2022, $200.00		4,335,625
127,842,000	4,917	Netflix Inc, 9/16/2022, $260.00		973,566

				14,132,083

		REITS - Warehouse / Industrial – 0.00%
69,538,000	4,967	Prologis Inc, 8/19/2022, $140.00		198,680

		Sector Fund - Technology – 1.35%
1,217,832,000	43,494	Invesco QQQ Trust Series 1, 12/16/2022, $280.00		99,688,248

		Semiconductor Components - Integrated Circuits – 0.22%
176,358,000	13,566	QUALCOMM Inc, 10/21/2022, $130.00		15,940,050

		Web Portals / ISP – 0.23%
154,560,000	736	Alphabet Inc, Class A, 8/19/2022, $2,100.00		12,953,600
113,160,000	492	Alphabet Inc, Class A, 8/19/2022, $2,300.00		3,936,000

				16,889,600

		Total United States (cost $713,772,069)		$332,771,327

		Total Equity Call Options (cost $785,922,119)		$454,906,227

		Equity Put Options – 8.33%
		United States – 8.33%
		Growth & Income - Large Cap – 2.66%
1,558,750,000	36,250	SPDR S&P 500 ETF Trust, 9/16/2022, $430.00		197,018,750

				197,018,750

		Sector Fund - Technology – 5.67%
1,867,035,000	65,510	Invesco QQQ Trust Series 1, 12/16/2022, $285.00		164,954,180
1,426,530,000	47,551	Invesco QQQ Trust Series 1, 9/16/2022, $300.00		128,577,904
879,157,500	27,051	Invesco QQQ Trust Series 1, 9/16/2022, $325.00		126,084,711

				419,616,795

		Total United States (cost $263,004,522)		$616,635,545

		Total Equity Put Options (cost $263,004,522)		$616,635,545

		Total Equity Options (cost $1,048,926,641)		$1,071,541,772

		Currency Put Options – 0.33%
		United States – 0.33%
		Currency – 0.33%	Counterparty
339,773,556	339,773,556	USD /BRL, 12/16/2022, $5.35	Morgan Stanley & Co., Inc.	21,996,465
614,970,266	614,970,266	USD /CNH, 12/16/2022, $7.00	Merrill Lynch Professional Clearing Corp	2,454,098

		Total United States (cost $20,055,408)		$24,450,563

		Total Currency Put Options (cost $20,055,408)		$24,450,563

		Total Purchased Options (cost $1,068,982,049)		$1,095,992,335

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2022 Percentage of Net Assets (%)
Auto - Cars / Light Trucks	0.39
Beverages - Non-alcoholic	0.07
Commercial Services - Finance	0.05
Communications Software	0.71
Currency	0.33
Data Processing / Management	0.10
E-Commerce / Products	1.99
E-Commerce / Services	0.24
Electronic Components - Semiconductors	0.14
Electronic Forms	0.12

Purchased Options - By Industry	June 30, 2022 Percentage of Net Assets (%)
Enterprise Software / Services	0.08
Finance - Credit Card	0.16
Finance - Other Services	0.06
Growth & Income - Large Cap	2.66
Hotels & Motels	0.01
Internet Content - Entertainment	0.19
Sector Fund - Technology	7.02
Semiconductor Components - Integrated Circuits	0.25
Web Portals / ISP	0.23

Total Purchased Options	14.80%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2022 Fair Value
	Securities Sold, Not Yet Purchased – 47.11%
	Common Stocks – 47.11%
	Brazil – 0.01%
	Commercial Services - Finance – 0.01%
67,214	StoneCo Ltd, Class A	$517,548

	Total Brazil (proceeds $3,973,725)	$517,548

	Canada – 0.40%
	Medical - Drugs – 0.01%
347,208	Canopy Growth Corp	988,621

	Private Equity – 0.39%
654,021	Brookfield Asset Management Inc, Class A	29,084,314

	Total Canada (proceeds $47,437,147)	$30,072,935

	China – 1.82%
	Computer Software – 0.01%
392,563	Tuya Inc	1,028,515

	Computers – 0.06%
5,128,000	Lenovo Group Ltd	4,790,172

	Internet Content - Entertainment – 0.02%
48,284	Weibo Corp ADR	1,116,809

	Internet Content - Information / Networks – 1.58%
4,031,200	Kuaishou Technology	44,899,850
1,593,100	Tencent Holdings Ltd	71,950,840

		116,850,690

	Metal - Aluminum – 0.02%
6,610,800	China Zhongwang Holdings Ltd	1,415,345

	Retail - Drug Store – 0.13%
3,158,200	Ping An Healthcare and Technology Co Ltd	9,357,540

	Total China (proceeds $145,307,206)	$134,559,071

	France – 0.36%
	Advertising Services – 0.24%
361,079	Publicis Groupe SA	17,613,685

	REITS - Regional Malls – 0.12%
473,888	Klepierre SA	9,096,025

	Total France (proceeds $29,419,220)	$26,709,710

	Germany – 0.93%
	Enterprise Software / Services – 0.93%
755,718	SAP SE	68,680,384

	Total Germany (proceeds $100,979,358)	$68,680,384

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	Hong Kong – 0.66%
	Electric - Integrated – 0.32%
3,715,100	Power Assets Holdings Ltd	$23,364,515

	Wireless Equipment – 0.34%
14,299,400	Xiaomi Corp, Class B	24,856,003

	Total Hong Kong (proceeds $73,003,907)	$48,220,518

	Israel – 0.39%
	Applications Software – 0.29%
210,464	Monday.com Ltd	21,711,466

	Internet Application Software – 0.10%
112,050	Wix.com Ltd	7,344,878

	Total Israel (proceeds $33,889,081)	$29,056,344

	Japan – 0.01%
	Gas - Distribution – 0.01%
47,400	Tokyo Gas Co Ltd	979,366

	Total Japan (proceeds $1,124,357)	$979,366

	Netherlands – 0.15%
	Semiconductor Components - Integrated Circuits – 0.15%
77,261	NXP Semiconductors NV	11,436,946

	Total Netherlands (proceeds $14,721,515)	$11,436,946

	Switzerland – 0.74%
	Computers - Peripheral Equipment – 0.24%
338,596	Logitech International SA	17,627,308

	Medical - Drugs – 0.50%
438,279	Novartis AG ADR	37,047,724

	Total Switzerland (proceeds $61,548,995)	$54,675,032

	Taiwan – 0.31%
	Semiconductor Components - Integrated Circuits – 0.31%
3,427,395	United Microelectronics Corp ADR	23,203,464

	Total Taiwan (proceeds $36,550,089)	$23,203,464

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States – 41.33%
	Advertising Agencies – 1.00%
1,131,778	Interpublic Group of Cos Inc	$31,157,848
675,459	Omnicom Group Inc	42,965,947

		74,123,795

	Apparel Manufacturers – 0.32%
2,290,345	Hanesbrands Inc	23,567,650

	Appliances – 0.32%
154,382	Whirlpool Corp	23,909,140

	Applications Software – 1.17%
412,569	Asana Inc, Class A	7,252,963
498,274	C3.ai Inc, Class A	9,098,483
147,534	ServiceNow Inc	70,155,368

		86,506,814

	Athletic Footwear – 0.19%
140,472	NIKE Inc, Class B	14,356,238

	Auto - Cars / Light Trucks – 1.77%
194,214	Tesla Inc	130,787,592

	Beverages - Non-alcoholic – 0.64%
755,320	Coca-Cola Co	47,517,181

	Commercial Services - Finance – 0.77%
1,047,415	H&R Block Inc	36,994,698
241,513	PayPal Holdings Inc	16,867,268
98,140	Shift4 Payments Inc, Class A	3,244,508

		57,106,474

	Computer Data Security – 0.60%
246,711	Qualys Inc	31,120,126
198,698	Rapid7 Inc	13,273,026

		44,393,152

	Computer Software – 1.35%
293,876	Akamai Technologies Inc	26,839,695
22,619	Bandwidth Inc, Class A	425,690
166,034	Cloudflare Inc, Class A	7,263,988
136,736	Fastly Inc, Class A	1,587,505
247,132	HashiCorp Inc, Class A	7,275,566
206,807	Snowflake Inc, Class A	28,758,581
525,971	SolarWinds Corp	5,391,203
99,349	Splunk Inc	8,788,413
365,754	Teradata Corp	13,536,556

		99,867,197

	Computers – 0.90%
297,311	Apple Inc	40,648,360
797,887	HP Inc	26,154,736

		66,803,096

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computers - Memory Devices – 0.37%
383,466	Seagate Technology Holdings PLC	$27,394,811

	Consulting Services – 0.47%
201,136	Verisk Analytics Inc	34,814,630

	Consumer Products - Miscellaneous – 1.59%
871,666	Kimberly-Clark Corp	117,805,660

	Cosmetics & Toiletries – 1.11%
724,339	Colgate-Palmolive Co	58,048,527
165,964	Procter & Gamble Co	23,863,964

		81,912,491

	Data Processing / Management – 0.55%
713,689	DocuSign Inc	40,951,475

	E-Commerce / Products – 0.50%
590,461	Poshmark Inc, Class A	5,969,561
707,861	Wayfair Inc, Class A	30,834,425

		36,803,986

	E-Commerce / Services – 0.56%
20,706	Booking Holdings Inc	36,214,587
298,528	TripAdvisor Inc	5,313,798

		41,528,385

	Electric - Distribution – 0.85%
663,446	Consolidated Edison Inc	63,093,715

	Electric - Integrated – 1.97%
500,688	Duke Energy Corp	53,678,760
1,106,425	PPL Corp	30,017,310
871,839	Southern Co	62,170,839

		145,866,909

	Electronic Components - Semiconductors – 4.84%
423,306	GLOBALFOUNDRIES Inc	17,076,164
335,403	Marvell Technology Inc	14,600,093
891,703	NVIDIA Corp	135,173,258
1,248,154	Texas Instruments Inc	191,778,862

		358,628,377

	Electronic Forms – 1.72%
348,180	Adobe Inc	127,454,771

	Enterprise Software / Services – 2.34%
59,010	Blackline Inc	3,930,066
322,351	Salesforce Inc	53,200,809
236,753	Veeva Systems Inc, Class A	46,886,564
497,029	Workday Inc, Class A	69,375,308

		173,392,747

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	Finance - Credit Card – 0.33%
1,462,030	Western Union Co	$24,079,634

	Food - Confectionery – 0.42%
244,245	J M Smucker Co	31,265,802

	Food - Miscellaneous / Diversified – 3.74%
1,413,939	Campbell Soup Co	67,939,769
1,488,903	Conagra Brands Inc	50,980,039
1,021,491	General Mills Inc	77,071,496
1,132,471	Kellogg Co	80,790,481

		276,781,785

	Internet Application Software – 0.30%
244,023	Okta Inc	22,059,679

	Internet Content - Entertainment – 0.33%
140,006	Netflix Inc	24,482,849

	Investment Management / Advisory Services – 2.22%
677,581	Apollo Global Management Inc	32,849,127
923,467	Franklin Resources Inc	21,526,016
967,975	T Rowe Price Group Inc	109,971,640

		164,346,783

	Medical - Biomedical / Genetics – 0.97%
295,451	Amgen Inc	71,883,228

	Motorcycle / Motor Scooter – 0.07%
164,236	Harley-Davidson Inc	5,199,712

	Networking Products – 0.44%
759,589	Cisco Systems Inc	32,388,875

	Private Equity – 0.13%
174,304	Ares Management Corp, Class A	9,910,925

	Real Estate Management / Services – 0.12%
890,946	Anywhere Real Estate Inc	8,757,999

	REITS - Health Care – 0.48%
439,399	Ventas Inc	22,598,291
159,202	Welltower Inc	13,110,285

		35,708,576

	REITS - Office Property – 1.74%
282,940	Boston Properties Inc	25,176,001
733,845	Brandywine Realty Trust	7,074,266
1,030,579	Douglas Emmett Inc	23,064,358
585,921	Hudson Pacific Properties Inc	8,695,068
181,395	Kilroy Realty Corp	9,492,400
591,909	SL Green Realty Corp	27,316,600
974,910	Vornado Realty Trust	27,872,677

		128,691,370

	REITS - Regional Malls – 0.26%
199,400	Simon Property Group Inc	18,927,048

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2022 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Shopping Centers – 1.32%
517,231	Brixmor Property Group Inc	$10,453,239
236,502	Federal Realty Investment Trust	22,642,701
1,249,593	Kimco Realty Corp	24,704,454
567,324	Regency Centers Corp	33,647,986
421,722	Urban Edge Properties	6,414,392

		97,862,772

	REITS - Warehouse / Industrial – 0.80%
505,780	Prologis Inc	59,505,017

	Retail - Apparel / Shoes – 0.02%
354,437	Chico’s FAS Inc	1,761,552

	Retail - Bedding – 0.01%
125,211	Bed Bath & Beyond Inc	622,299

	Retail - Major Department Store – 0.33%
1,142,353	Nordstrom Inc	24,137,919

	Retail - Miscellaneous / Diversified – 0.20%
1,250,946	Sally Beauty Holdings Inc	14,911,276

	Retail - Regional Department Store – 0.51%
847,217	Kohl’s Corp	30,237,175
399,562	Macy’s Inc	7,319,976

		37,557,151

	Retail - Restaurants – 0.07%
196,075	Cheesecake Factory Inc	5,180,302

	Telecommunication Equipment – 0.27%
693,724	Juniper Networks Inc	19,771,134

	Telephone - Integrated – 0.35%
975,153	AT&T Inc	20,439,205
101,582	Verizon Communications Inc	5,155,287

		25,594,492

	Total United States (proceeds $3,695,529,872)	$3,059,974,465

	Total Common Stocks (proceeds $4,243,484,472)	$3,488,085,783

	Total Securities Sold, Not Yet Purchased (proceeds $4,243,484,472)	$3,488,085,783

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2022 Percentage of Net Assets (%)
Advertising Agencies	1.00
Advertising Services	0.24
Apparel Manufacturers	0.32
Appliances	0.32
Applications Software	1.46
Athletic Footwear	0.19
Auto - Cars / Light Trucks	1.77
Beverages - Non-alcoholic	0.64
Commercial Services - Finance	0.78
Computer Data Security	0.60
Computer Software	1.36
Computers	0.96
Computers - Memory Devices	0.37
Computers - Peripheral Equipment	0.24
Consulting Services	0.47
Consumer Products - Miscellaneous	1.59
Cosmetics & Toiletries	1.11
Data Processing / Management	0.55
E-Commerce / Products	0.50
E-Commerce / Services	0.56
Electric - Distribution	0.85
Electric - Integrated	2.29
Electronic Components - Semiconductors	4.84
Electronic Forms	1.72
Enterprise Software / Services	3.27
Finance - Credit Card	0.33
Food - Confectionery	0.42
Food - Miscellaneous / Diversified	3.74

Securities Sold, Not Yet Purchased - By Industry	June 30, 2022 Percentage of Net Assets (%)
Gas - Distribution	0.01
Internet Application Software	0.40
Internet Content - Entertainment	0.35
Internet Content - Information / Networks	1.58
Investment Management / Advisory Services	2.22
Medical - Biomedical / Genetics	0.97
Medical - Drugs	0.51
Metal - Aluminum	0.02
Motorcycle / Motor Scooter	0.07
Networking Products	0.44
Private Equity	0.52
Real Estate Management / Services	0.12
REITS - Health Care	0.48
REITS - Office Property	1.74
REITS - Regional Malls	0.38
REITS - Shopping Centers	1.32
REITS - Warehouse / Industrial	0.80
Retail - Apparel / Shoes	0.02
Retail - Bedding	0.01
Retail - Drug Store	0.13
Retail - Major Department Store	0.33
Retail - Miscellaneous / Diversified	0.20
Retail - Regional Department Store	0.51
Retail - Restaurants	0.07
Semiconductor Components - Integrated Circuits	0.46
Telecommunication Equipment	0.27
Telephone - Integrated	0.35
Wireless Equipment	0.34

Total Securities Sold, Not Yet Purchased	47.11%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Swap Contracts – 0.61%
	Total Return Swap Contracts – Appreciation – 3.63%
	Australia – 0.16%
	Commercial Banks Non-US – 0.16%
$ (22,723,547)	12/23/2024	Bank of Queensland Ltd	$4,775,687

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.41%**.

(74,499,064)	12/23/2024	Westpac Banking Corp	7,268,045

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$12,043,732

	Brazil – 0.09%
	Commercial Services – Finance – 0.09%
(10,058,748)	1/31/2023	Cielo SA	6,325,565

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.75%**.

	Total Brazil		$6,325,565

	Japan – 0.39%
	Audio / Video Products – 0.07%
(36,410,054)	3/4/2024	Sharp Corp	5,155,637

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Bicycle Manufacturing – 0.00%
$ (27,088,264)	3/4/2024	Shimano Inc	$338,319

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Shimano Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	E-Commerce / Products – 0.07%
(10,155,139)	3/4/2024	Rakuten Group Inc	5,348,840

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rakuten Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric Products – Miscellaneous – 0.01%
(1,816,661)	3/4/2024	Casio Computer Co Ltd	715,274

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric – Integrated – 0.02%
(17,104,677)	3/4/2024	Chubu Electric Power Co Inc	1,147,895

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chubu Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.03%
(12,529,160)	3/4/2024	Canon Inc	772,712

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(1,957,689)	3/4/2024	Konica Minolta Inc	857,757

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Office Automation & Equipment (continued)
$ (4,139,036)	3/4/2024	Ricoh Co Ltd	$913,737

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			2,544,206

	Photo Equipment & Supplies – 0.01%
(7,831,994)	3/4/2024	Nikon Corp	472,765

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.18%
(60,456,461)	3/4/2024	Advantest Corp	13,327,671

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$29,050,607

	South Korea – 0.02%
	Electronic Components – Miscellaneous – 0.02%
(5,347,924)	8/9/2023	LG Display Co Ltd	1,379,212

Agreement with Morgan Stanley, dated 08/09/2021 to deliver the total return of the shares of LG Display Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.00%**.

	Total South Korea		$1,379,212

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Spain – 0.12%
	Building – Heavy Construction – 0.12%
$ 55,991,532	2/26/2024	Cellnex Telecom SA	$8,676,339

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$8,676,339

	Taiwan – 0.07%
	Semiconductor Components – Integrated Circuits – 0.07%
(11,174,144)	3/4/2024	Novatek Microelectronics Corp	4,387,520

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.75%**.

(5,141,903)	3/4/2024	United Microelectronics Corp	892,987

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 7.75%**.

	Total Taiwan		$5,280,507

	United Kingdom – 0.26%
	Cosmetics & Toiletries – 0.10%
(53,416,030)	2/26/2024	Unilever PLC	7,601,475

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United Kingdom (continued)
	Food - Retail – 0.11%
$ (13,605,337)	12/11/2023	Marks & Spencer Group PLC	$7,997,425

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.05%
(16,651,751)	12/11/2023	Next PLC	3,480,974

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$19,079,874

	United States – 2.52%
	Web Portals / ISP – 2.52%
237,315,067	3/4/2024	Alphabet Inc, Class A	186,939,770

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$186,939,770

	Total Return Swap Contracts - Appreciation ****		$268,775,606

	Total Return Swap Contracts - Depreciation – 3.02%
	Brazil – 1.73%
	Finance - Other Services – 0.41%
125,161,582	1/31/2023	B3 SA - Brasil Bolsa Balcao	30,636,500

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Brazil (continued)
	Retail - Discount – 1.32%
$ 119,131,520	1/31/2023	Magazine Luiza SA	$97,374,700

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$128,011,200

	China – 0.33%
	Applications Software – 0.33%
104,996,334	7/11/2024	Glodon Co Ltd, Class A	24,473,561

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Total China		$24,473,561

	Ireland – 0.12%
	Commercial Services - Finance – 0.12%
25,299,204	12/11/2023	Experian PLC	9,014,903

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Experian PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$9,014,903

	Japan – 0.14%
	Building Products - Air & Heating – 0.01%
(51,154,887)	3/4/2024	Daikin Industries Ltd	494,904

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Daikin Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan (continued)
	Electric - Integrated – 0.13%
$ (30,109,667)	3/4/2024	Tokyo Electric Power Co Holdings Inc	$9,697,810

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$10,192,714

	South Korea – 0.27%
	Petrochemicals – 0.27%
67,561,339	8/9/2023	LG Chem Ltd	20,093,415

		Agreement with Morgan Stanley, dated 08/09/2021 to receive the total return of the shares of LG Chem Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$20,093,415

	Taiwan – 0.08%
	Computers - Peripheral Equipment – 0.02%
(7,512,923)	3/4/2024	Innolux Display Corp	1,357,148

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 9.75%**.

	Electronic Components - Miscellaneous – 0.06%
(10,566,210)	3/4/2024	AUO Corp	4,224,480

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 9.25%**.

	Total Taiwan		$5,581,628

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2022 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom – 0.02%
	Diversified Banking Institutions – 0.02%
$ (5,832,331)	12/11/2023	HSBC Holdings PLC	$1,316,401

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of HSBC Holdings PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$1,316,401

	United States – 0.33%
	Private Equity – 0.33%
228,915,689	3/4/2024	Carlyle Group Inc	24,807,001

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$24,807,001

	Total Return Swap Contracts - Depreciation *****		$223,490,823

	Total Swap Contracts, net		$45,284,783

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**	The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2022.
***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****	Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
*****	Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2022 Percentage of Net Assets (%)
Applications Software	(0.33)
Audio / Video Products	0.07
Building Products - Air & Heating	(0.01)
Building - Heavy Construction	0.12
Commercial Banks Non-US	0.16
Commercial Services - Finance	(0.03)
Computers - Peripheral Equipment	(0.02)
Cosmetics & Toiletries	0.10
Diversified Banking Institutions	(0.02)
E-Commerce / Products	0.07
Electric Products - Miscellaneous	0.01
Electric - Integrated	(0.11)

Swap Contracts - By Industry	June 30, 2022 Percentage of Net Assets (%)
Electronic Components - Miscellaneous	(0.04)
Finance - Other Services	(0.41)
Food - Retail	0.11
Office Automation & Equipment	0.03
Petrochemicals	(0.27)
Photo Equipment & Supplies	0.01
Private Equity	(0.33)
Retail - Apparel / Shoes	0.05
Retail - Discount	(1.32)
Semiconductor Components - Integrated Circuits	0.07
Semiconductor Equipment	0.18
Web Portals / ISP	2.52

Total Swap Contracts.	0.61%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2022 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2022.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2022.

	Level 1	Level 2	Level 3	Balance June 30, 2022
Assets
Investment Securities
Common Stocks	$8,944,090,064	$-	$-	$8,944,090,064
Short-Term Securities	550,554,387	-	-	550,554,387
Purchased Options	1,071,541,772	24,450,563	-	1,095,992,335
Unrealized Appreciation on
Total Return Swap Contracts	-	268,775,606	-	268,775,606

Total Assets	$10,566,186,223	$293,226,169	$-	$10,859,412,392

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$3,486,670,438	$1,415,345.00	$-	$3,488,085,783
Unrealized Depreciation on
Total Return Swap Contracts	-	223,490,823	-	223,490,823

Total Liabilities	$3,486,670,438	$224,906,168	$-	$3,711,576,606

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2022 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2022, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2022 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2022, the net amount of the fair value of the above-mentioned investments was $45,284,783.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2022, the fair value of the above-mentioned investments was $1,071,541,772.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2022 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2022, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2022, the fair value of the currency options was $24,450,563.

4.	Federal Income Tax Information

During the year ended September 30, 2021, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2021, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2021 and certain ordinary losses realized after December 31, 2021 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2021, the Fund incurred and elected to defer qualified late-year ordinary loss of $55,124,094.

As of September 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	216,844,801
Accumulated realized capital and other losses:	(55,124,094)
Net unrealized appreciation/depreciation:	4,233,276,640

Total	$4,394,997,347

As of June 30, 2022, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$27,010,286
Excess of tax cost over value gross depreciation	(391,297,650)

Net unrealized appreciation	$(364,287,364)

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2022 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”